Revenue from Contracts with Customers - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) Vessel OceanShips	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) OceanShips Vessel	Jun. 30, 2024 USD ($)
Revenue from Contracts with Customers [Line Items]
Revenue increased amount | $	$ 293,100		$ 472,000
Total revenue | $	$ 1,880,367	$ 1,587,261	$ 2,777,423	$ 2,305,416
Number of vessels			84
Additional number of ocean ships | OceanShips	1		1
Number of ocean ships | OceanShips			12
Additional River Vessels
Revenue from Contracts with Customers [Line Items]
Number of vessels	3		3
River Vessels
Revenue from Contracts with Customers [Line Items]
Number of vessels			13